Revenue - Revenue and internal sales (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Products and services
Revenue	kr 23,704	kr 21,466	kr 18,131
Operating segment
Products and services
Revenue	23,770	21,523	18,175
Internal elimination
Products and services
Revenue	(66)	(57)	(44)
Sweden Consumer
Products and services
Revenue	10,000	8,632	8,507
Sweden Consumer | Operating segment
Products and services
Revenue	10,000	8,632	8,507
Sweden Business
Products and services
Revenue	6,413	6,422	3,766
Sweden Business | Operating segment
Products and services
Revenue	6,417	6,425	3,767
Sweden Business | Internal elimination
Products and services
Revenue	(4)	(3)	(1)
Lithuania
Products and services
Revenue	2,400	1,937	1,693
Lithuania | Operating segment
Products and services
Revenue	2,430	1,957	1,709
Lithuania | Internal elimination
Products and services
Revenue	(30)	(20)	(16)
Latvia
Products and services
Revenue	1,290	1,156	999
Latvia | Operating segment
Products and services
Revenue	1,308	1,178	1,022
Latvia | Internal elimination
Products and services
Revenue	(18)	(22)	(23)
Estonia
Products and services
Revenue	781	738	694
Estonia | Operating segment
Products and services
Revenue	787	743	695
Estonia | Internal elimination
Products and services
Revenue	(6)	(5)	(1)
Croatia
Products and services
Revenue	1,929	1,687	1,534
Croatia | Operating segment
Products and services
Revenue	1,937	1,694	1,534
Croatia | Internal elimination
Products and services
Revenue	(8)	(7)
Germany
Products and services
Revenue	539	612	708
Germany | Operating segment
Products and services
Revenue	539	612	708
IoT
Products and services
Revenue	200	147	75
IoT | Operating segment
Products and services
Revenue	200	147	75
Other
Products and services
Revenue	152	135	155
Other | Operating segment
Products and services
Revenue	kr 152	kr 135	158
Other | Internal elimination
Products and services
Revenue			kr (3)